PROVISIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jan. 01, 2019 CAD ($)
PROVISIONS
Beginning balance	$ 7,651	$ 7,959
Adoption of IFRS 16 impact (note 5)			$ (21)
At January 1, 2019, adjusted			7,630
Liabilities incurred	402	455
Change in discount rate	1,344	(663)
Changes in estimates	169	31
Liabilities settled	(478)	(578)
Accretion	270	266
Asset disposals	(1)
Asset acquisitions		133
Foreign exchange	(29)	48
Ending balance	9,307	7,651
Less: current portion	(631)	(667)	(666)
Non-current provisions	8,676	6,984	6,964
Decommissioning and Restoration
PROVISIONS
Beginning balance	7,239	7,465
At January 1, 2019, adjusted			7,239
Liabilities incurred	346	345
Change in discount rate	1,344	(663)
Changes in estimates	193	114
Liabilities settled	(464)	(469)
Accretion	270	266
Asset disposals	(1)
Asset acquisitions		133
Foreign exchange	(29)	48
Ending balance	8,898	7,239
Less: current portion	(475)	(538)
Non-current provisions	8,423	6,701
Total undiscounted amount of estimated future cash flows required	$ 12,900	$ 13,000
Weighted average credit adjusted risk free interest rate	3.30	4.20
Decommissioning and restoration provision settlement term	50 years
Royalties
PROVISIONS
Beginning balance	$ 98	$ 240
At January 1, 2019, adjusted			98
Liabilities incurred	60	9
Changes in estimates	(25)	(67)
Liabilities settled		(84)
Ending balance	133	98
Less: current portion	(133)	(98)
Other
PROVISIONS
Beginning balance	314	254
Adoption of IFRS 16 impact (note 5)			(21)
At January 1, 2019, adjusted			$ 293
Liabilities incurred	(4)	101
Changes in estimates	1	(16)
Liabilities settled	(14)	(25)
Ending balance	276	314
Less: current portion	(23)	(31)
Non-current provisions	$ 253	$ 283